Transactions With Affiliates - LTIP Award Activity Table (details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Phantom units outstanding at beginning of year	25,619	23,978	17,503
Vested	(14,695)	(14,260)	(15,119)
Granted	5,920	15,901	21,594
Phantom units outstanding at end of year	16,844	25,619	23,978
Value Per Unit of Phantom Units Oustanding	$ 49.47	$ 41.77	$ 33.92	$ 20.19
Value Per Unit of Phantom Units Vested during the Period	$ 41.28	$ 33.20	$ 20.51
Value Per Unit of Phantom Units Granted during the Period	$ 62.49	$ 45.91	$ 35.66